Supplemental Disclosures to Combined Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Disclosures to Combined Statements of Cash Flows
Cash paid for interest, net of amounts capitalized	$ 56	$ 56
Cash paid for taxes, net	24	3
Noncash activity:
Property and equipment expenditures incurred but not yet paid	$ 27	$ 15